Share-based compensation (Tables)	6 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expenses

Share-based compensation expenses were allocated to operating expenses as follows:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
General and administrative expenses	$3,526	$18,843
Selling and marketing expenses	724	-
Research and development expenses	258	-
Total share-based compensation expenses	$4,508	$18,843

Schedule of restricted share unit activities

The following table summarized the Group’s restricted share unit activities during the six months ended March 31, 2026.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of October 1, 2025	2,651	$440.40
Granted	700,000	26.69
Vested	(702,651)	28.25
Forfeited	-	-
Unvested as of March 31, 2026 (unaudited)	-	$-